Related Party Transactions and Balances (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions and Balances [Line Items]
Due from related parties		$ 5,785,260	$ 14,469,390
Due to related parties		5,785,260	14,469,390
Net settlement of due from related parties and due to related parties within continuing operations	$ 3,247,402	3,461,458	1,291,790
Net settlement of due from related parties and due to related parties between continuing operations and discontinued operations	961,649	2,323,802	13,177,600
Net-settlement agreements	1,081,449
Receivables of continuing operation	1,081,449
Loans to related parties	8,348	(90,332)	(2,960,203)
Loans from related parties	8,348	104,418	3,934,672
Borrowed related parties	9,196,474	8,637,872	3,949,929
Related Party [Member]
Related Party Transactions and Balances [Line Items]
Due from related parties	4,209,051	5,785,260	$ 14,469,390
Net settlement of due from related parties and due to related parties within continuing operations	3,247,402	$ 3,461,458
Net-settlement agreements	11,069,509
Related Party [Member] | Minimum [Member]
Related Party Transactions and Balances [Line Items]
Net-settlement agreements	9,988,060
Related Party [Member] | Maximum [Member]
Related Party Transactions and Balances [Line Items]
Net-settlement agreements	$ 1,081,449